KEELEY Mid Cap Dividend Value Fund
Schedule of Investments—December 31, 2023 (Unaudited)
1
Shares
Market
Value
COMMON STOCKS  — 98.1%
Automotive: Parts and Accessories  — 2.8%
25,762 Allison Transmission Holdings Inc. ................. $ 1,498,060
16,305 Autoliv Inc. ......................................................... 1,796,648
3,294,708
Broadcasting  — 1.1%
8,094 Nexstar Media Group Inc. ................................ 1,268,735
Building and Construction  — 4.7%
18,906 Fortune Brands Innovations Inc. ...................... 1,439,503
26,581 KB Home ............................................................ 1,660,249
20,113 Knife River Corp.† ............................................. 1,331,078
4,854 Vulcan Materials Co. ......................................... 1,101,907
5,532,737
Business Services  — 4.3%
19,262 Lamar Advertising Co., Cl. A, REIT ................. 2,047,165
16,862 Omnicom Group Inc. ......................................... 1,458,732
42,266 STAG Industrial Inc., REIT ............................... 1,659,363
5,165,260
Computer Software and Services  — 3.2%
101,603 Gen Digital Inc. .................................................. 2,318,581
14,302 TD SYNNEX Corp. ............................................ 1,539,038
3,857,619
Consumer Products  — 3.6%
18,578 Brunswick Corp. ................................................ 1,797,421
13,544 Columbia Sportswear Co. ................................. 1,077,290
27,034 Hasbro Inc. ......................................................... 1,380,356
4,255,067
Consumer Services  — 1.4%
24,099 Equity LifeStyle Properties Inc., REIT .............. 1,699,944
Containers and Packaging  — 1.3%
411,200 Ardagh Metal Packaging SA ............................. 1,579,008
Diversified Industrial  — 9.3%
15,315 Cabot Corp. ........................................................ 1,278,803
17,244 Crane Co. ............................................................ 2,037,206
22,997 Crane NXT Co. ................................................... 1,307,839
14,589 ITT Inc. ............................................................... 1,740,759
23,160 Jabil Inc. .............................................................. 2,950,584
30,532 nVent Electric plc ............................................... 1,804,136
11,119,327
Electronics  — 4.7%
6,340 Agilent Technologies Inc. .................................. 881,450
11,779 Dolby Laboratories Inc., Cl. A .......................... 1,015,114
15,395 Skyworks Solutions Inc. .................................... 1,730,706
11,008 WESCO International Inc. ................................. 1,914,071
5,541,341
Energy and Utilities  — 13.8%
19,426 Black Hills Corp. ................................................ 1,048,033
46,893 ChampionX Corp. .............................................. 1,369,745
16,104 Chesapeake Energy Corp. ................................. 1,239,042
11,072 Diamondback Energy Inc. ................................. 1,717,046
24,431 Evergy Inc. ......................................................... 1,275,298
39,746 Exelon Corp. ....................................................... 1,426,881
84,390 MDU Resources Group Inc. .............................. 1,670,922
39,182 NRG Energy Inc. ................................................ 2,025,709
2,309 Pioneer Natural Resources Co. ......................... 519,248
23,232 Southwest Gas Holdings Inc. ............................ 1,471,747
64,716 UGI Corp. ........................................................... 1,592,014
Shares
Market
Value
8,442 Valero Energy Corp. .......................................... $ 1,097,460
16,453,145
Environmental Services  — 0.8%
11,560 Veralto Corp. ...................................................... 950,926
Equipment and Supplies  — 1.4%
20,172 The Timken Co. .................................................. 1,616,786
Financial Services  — 16.2%
37,902 Air Lease Corp. .................................................. 1,589,610
3,341 Ameriprise Financial Inc. .................................. 1,269,012
3,390 Arthur J. Gallagher & Co. ................................. 762,343
44,367 Columbia Banking System Inc. ......................... 1,183,712
20,755 Comerica Inc. ..................................................... 1,158,336
13,623 Discover Financial Services ............................... 1,531,225
56,651 Equitable Holdings Inc. ..................................... 1,886,478
19,966 Popular Inc. ........................................................ 1,638,610
19,966 Prosperity Bancshares Inc. ................................ 1,352,297
5,800 Reinsurance Group of America Inc. ................. 938,324
17,104 SouthState Corp. ................................................ 1,444,433
39,199 Synovus Financial Corp. ................................... 1,475,842
69,189 Virtu Financial Inc., Cl. A .................................. 1,401,769
21,985 Voya Financial Inc. ............................................ 1,604,026
19,236,017
Food and Beverage  — 4.8%
28,471 Conagra Brands Inc. .......................................... 815,979
27,243 Kellanova ............................................................ 1,523,156
13,318 Lamb Weston Holdings Inc. ............................. 1,439,543
31,696 Molson Coors Beverage Co., Cl. B .................... 1,940,112
3,311 WK Kellogg Co. ................................................. 43,506
5,762,296
Health Care  — 7.2%
2,901 Chemed Corp. .................................................... 1,696,360
21,325 Encompass Health Corp. .................................. 1,422,804
31,075 Organon & Co. ................................................... 448,101
42,488 Perrigo Co. plc ................................................... 1,367,264
19,939 The Ensign Group Inc. ...................................... 2,237,355
9,173 Universal Health Services Inc., Cl. B ................ 1,398,332
8,570,216
Hotels and Gaming  — 2.8%
4,423 Marriott Vacations Worldwide Corp. .............. 375,469
53,952 VICI Properties Inc., REIT ................................. 1,719,990
15,513 Wyndham Hotels & Resorts Inc. ...................... 1,247,400
3,342,859
Machinery  — 3.5%
14,833 BWX Technologies Inc. ...................................... 1,138,136
17,940 Oshkosh Corp. ................................................... 1,944,875
7,672 Regal Rexnord Corp. ......................................... 1,135,610
4,218,621
Metals and Mining  — 1.6%
17,593 Franco-Nevada Corp. ........................................ 1,949,480
Real Estate  — 0.5%
28,057 Highwoods Properties Inc., REIT ..................... 644,189
Retail  — 5.3%
32,568 Bath & Body Works Inc. .................................... 1,405,635
74,858 Brixmor Property Group Inc., REIT ................. 1,741,946
18,336 PVH Corp. .......................................................... 2,239,192

KEELEY Mid Cap Dividend Value Fund
Schedule of Investments (Continued)—December 31, 2023 (Unaudited)
2
__________
Shares
Market
Value
COMMON STOCKS (Continued)
Retail (Continued)
33,099 Victoria's Secret & Co.† ..................................... $ 878,447
6,265,220
Specialty Chemicals  — 3.8%
9,437 Ashland Inc. ....................................................... 795,633
29,707 Olin Corp. ........................................................... 1,602,693
13,368 RPM International Inc. ...................................... 1,492,270
15,987 Valvoline Inc.† .................................................... 600,791
4,491,387
TOTAL COMMON STOCKS ......................... 116,814,888
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 1.9%
$ 2,310,000 U.S. Treasury Bills,
5.244% to 5.274%††,
01/16/24 to 03/21/24 ........................................ 2,284,735
TOTAL INVESTMENTS — 100.0%
(Cost $83,880,050) ........................................... $ 119,099,623
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
REIT Real Estate Investment Trust